PGIM Target Date 2035 Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Shares	Value
Long-Term Investments 95.9%
Affiliated Mutual Funds
Domestic Equity — 39.6%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	120,960	$1,753,921
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	335,714	17,356,436
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	192,259	1,916,825
		21,027,182
Fixed Income — 36.0%
PGIM Core Conservative Bond Fund (Class R6)	423,032	3,701,527
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	362,065	2,661,175
PGIM TIPS Fund (Class R6)	750,903	6,360,150
PGIM Total Return Bond Fund (Class R6)	519,858	6,347,465
		19,070,317
International Equity — 20.3%
PGIM Global Real Estate Fund (Class R6)	153,210	3,171,454
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	80,343	1,264,594
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	378,091	6,351,930
		10,787,978

Total Long-Term Investments (cost $41,344,779)		50,885,477

Short-Term Investment 4.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,161,592)	2,161,592	2,161,592

TOTAL INVESTMENTS 100.0% (cost $43,506,371)(wa)		53,047,069
Liabilities in excess of other assets (0.0)%		(289)

Net Assets 100.0%		$53,046,780

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2035 Fund